Derivative Instruments (Schedule Of Notional Amount Of Loans Sold) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments [Abstract]
Notional amount of loans sold	$ 2,229,042	$ 411,257